EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share

	For the Years Ended
	December 31,
	2014		2015		2016
	US$	US$	US$	US$	US$	US$
	Class A	Class B	Class A	Class B	Class A	Class B
Earnings (Loss) per share - basic:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-basic	178,214	75,003	(10,783)	(4,313)	(125,531)	(44,104)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	57,826,485	24,336,650	60,834,236	24,336,650	69,269,099	24,336,650
Denominator used for basic earnings (loss) per share	57,826,485	24,336,650	60,834,236	24,336,650	69,269,099	24,336,650
Earnings (loss) per share - basic	3.08	3.08	(0.18)	(0.18)	(1.81)	(1.81)

Earnings (loss) per share - diluted:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share	177,993	75,224	(10,783)	(4,313)	(125,531)	(44,104)
Effect of convertible senior notes	11,032	-	-	-	-	-
Allocation of net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-diluted after assumed conversion	189,025	75,224	(10,783)	(4,313)	(125,531)	(44,104)
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	75,224	-	(4,313)	-	(44,104)	-
Net income (loss) attributable to ordinary shareholders	264,249	75,224	(15,096)	(4,313)	(125,531)	(44,104)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	57,826,486	24,336,650	60,834,236	24,336,650	69,269,099	24,336,650
Conversion of Class B to Class A ordinary shares	24,336,650	-	24,336,650	-	24,336,650	-
Employee stock options	6,106,284	1,912,500	-	-	-	-
Convertible senior notes	3,939,200	-	-	-	-	-
Denominator used for diluted earnings (loss) per share	92,208,620	26,249,150	85,170,866	24,336,650	93,605,749	24,336,650
Earnings (loss) per share -diluted	2.87	2.87	(0.18)	(0.18)	(1.81)	(1.81)